48. TAX REFORM	12 Months Ended
Dec. 31, 2017
Tax Reform
TAX REFORM

On December 29, 2017 the National Executive Branch passed Act No. 27430 – Income Tax. This Act introduced several modifications in the income tax treatment, the key components of which are described below:

48.1 Income tax

48.1.1. Income tax rate

The income tax rate for Argentine companies will be gradually reduced from 35% to 30% for fiscal years beginning as from January 1, 2018 until December 31, 2019, and to 25% for fiscal years beginning as from January 1, 2020.

The effect of the application of the income tax rate changes on deferred tax assets and liabilities pursuant to the above-mentioned tax reform was recognized, based on their expected realization year, in “Income tax rate change” under Income tax and Minimum presumed income tax of the Consolidated Statement of Comprehensive Income (Note 14).

48.1.2. Tax on dividends

The tax on dividends or earnings distributed by, among others, Argentine companies or permanent establishments to individuals, undivided estates or beneficiaries residing abroad is introduced based on the following considerations: (i) dividends resulting from earnings accrued during fiscal years beginning as from January 1, 2018 until December 31, 2019, will be subject to a 7% withholding; and (ii) dividends resulting from earnings accrued during fiscal years beginning as from January 1, 2020 will be subject to a 13% withholding.

Dividends resulting from benefits gained until the fiscal year prior to that beginning on January 1, 2018 will remain subject to the 35% withholding on the amount exceeding the untaxed distributable retained earnings (equalization tax’ transition period) for all beneficiaries.

48.1.3. Transfer prices

Controls are established for the import and export of goods through international intermediaries different from the exporter at the point of origin or the importer at destination.

Furthermore, the Act sets out the obligation to provide documentation allowing for the verification of the characteristics of the transaction for the import and export of goods and the export of commodities, in both cases when they are conducted through an international intermediary different from the exporter at the point of origin or the importer at destination.

48.1.4. Tax and accounting revaluation

The Act provides that Companies may opt to make a tax revaluation of assets located in the country and subject to the generation of taxable earnings. The special tax on the revaluation amount depends on the asset, and will amount to 8% for real estate not accounted for as inventories, 15% for real estate accounted for as inventories, and 10 % for personal property and other assets. Once the option is exercised for a certain asset, all assets within the same category should be revalued. The tax result from the revaluation will not be subject to income tax, and the special tax on the amount of the revaluation will not be deductible from such tax.

The Company is currently analyzing the impact of the above-mentioned option.

48.1.5. Adjustment

The reform sets out the following rules for the application of the income tax inflation adjustment mechanism: (i) a cost adjustment for goods acquired or investments made during fiscal years beginning after January 1, 2018 taking into consideration the variations in the Wholesale Domestic Price Index (IPIM) published by the National Institute of Statistics and Censuses (INDEC); and (ii) the application of a comprehensive adjustment when the IPIM variation exceeds 100% in the 36 months preceding the closing of the fiscal period.

The adjustment of acquisitions or investments made in fiscal years beginning as from January 1, 2018 will increase the deductible depreciation and its computable cost in case of sale.

48.2 Value-added tax

Reimbursement of favorable balances from investments.

A procedure is established for the reimbursement of tax credits originated in investments in property, plant and equipment which, after 6 months as from their assessment, have not been absorbed by tax debits generated by the activity.

48.3. Fuel tax

Certain modifications are introduced to the fuel tax, incorporating a tax on the emission of carbon dioxide. The reform simplifies the fuel taxation structure, keeping the same tax burden effective prior to the reform.